Exhibit 99
Ford Credit Auto Owner Trust 2013-B
Monthly Investor Report

Collection Period	December 2015
Payment Date	1/15/2016
Transaction Month	32
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-167489 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,353,141,752.88	60,549	55.6 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$292,200,000.00	0.21000%	May 15, 2014
Class A-2 Notes	$434,800,000.00	0.380%	February 15, 2016
Class A-3 Notes	$406,400,000.00	0.570%	October 15, 2017
Class A-4 Notes	$116,330,000.00	0.760%	August 15, 2018
Class B Notes	$39,460,000.00	1.110%	October 15, 2018
Class C Notes	$26,310,000.00	1.320%	January 15, 2019
Class D Notes	$26,310,000.00	1.820%	November 15, 2019
Total	$1,341,810,000.00

II. AVAILABLE FUNDS

Interest:
Interest Collections	$1,093,967.56

Principal:
Principal Collections	$12,087,188.23
Prepayments in Full	$5,763,829.54
Liquidation Proceeds	$212,369.20
Recoveries	$61,438.03
Sub Total	$18,124,825.00
Collections	$19,218,792.56

Purchase Amounts:
Purchase Amounts Related to Principal	$501,561.52
Purchase Amounts Related to Interest	$3,291.13
Sub Total	$504,852.65

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$19,723,645.21

Ford Credit Auto Owner Trust 2013-B
Monthly Investor Report

Collection Period	December 2015
Payment Date	1/15/2016
Transaction Month	32
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$19,723,645.21
Servicing Fee	$254,473.11	$254,473.11	$0.00	$0.00	$19,469,172.10
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$19,469,172.10
Interest - Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$19,469,172.10
Interest - Class A-3 Notes	$42,502.08	$42,502.08	$0.00	$0.00	$19,426,670.02
Interest - Class A-4 Notes	$73,675.67	$73,675.67	$0.00	$0.00	$19,352,994.35
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$19,352,994.35
Interest - Class B Notes	$36,500.50	$36,500.50	$0.00	$0.00	$19,316,493.85
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$19,316,493.85
Interest - Class C Notes	$28,941.00	$28,941.00	$0.00	$0.00	$19,287,552.85
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$19,287,552.85
Interest - Class D Notes	$39,903.50	$39,903.50	$0.00	$0.00	$19,247,649.35
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$19,247,649.35
Regular Principal Payment	$18,301,140.47	$18,301,140.47	$0.00	$0.00	$946,508.88
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$946,508.88
Residual Released to Depositor	$0.00	$946,508.88	$0.00	$0.00	$0.00
Total		$19,723,645.21

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$0.00
Regular Principal Payment					$18,301,140.47
Total					$18,301,140.47
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$18,301,140.47	$45.03	$42,502.08	$0.10	$18,343,642.55	$45.13
Class A-4 Notes	$0.00	$0.00	$73,675.67	$0.63	$73,675.67	$0.63
Class B Notes	$0.00	$0.00	$36,500.50	$0.93	$36,500.50	$0.93
Class C Notes	$0.00	$0.00	$28,941.00	$1.10	$28,941.00	$1.10
Class D Notes	$0.00	$0.00	$39,903.50	$1.52	$39,903.50	$1.52
Total	$18,301,140.47	$13.64	$221,522.75	$0.17	$18,522,663.22	$13.81

Ford Credit Auto Owner Trust 2013-B
Monthly Investor Report

Collection Period	December 2015
Payment Date	1/15/2016
Transaction Month	32

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$89,478,068.20	0.2201724	$71,176,927.73	0.1751401
Class A-4 Notes	$116,330,000.00	1.0000000	$116,330,000.00	1.0000000
Class B Notes	$39,460,000.00	1.0000000	$39,460,000.00	1.0000000
Class C Notes	$26,310,000.00	1.0000000	$26,310,000.00	1.0000000
Class D Notes	$26,310,000.00	1.0000000	$26,310,000.00	1.0000000
Total	$297,888,068.20	0.2220047	$279,586,927.73	0.2083655

Pool Information
Weighted Average APR	4.320%	4.327%
Weighted Average Remaining Term	29.54	28.77
Number of Receivables Outstanding	25,364	24,546
Pool Balance	$305,367,735.91	$286,513,153.34
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$297,888,068.20	$279,586,927.73
Pool Factor	0.2256731	0.2117392

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$6,765,708.76
Targeted Credit Enhancement Amount	$6,765,708.76
Yield Supplement Overcollateralization Amount	$6,926,225.61
Targeted Overcollateralization Amount	$6,926,225.61
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$6,926,225.61

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$6,765,708.76
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$6,765,708.76
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$6,765,708.76

Ford Credit Auto Owner Trust 2013-B
Monthly Investor Report

Collection Period	December 2015
Payment Date	1/15/2016
Transaction Month	32
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		87	$289,615.37
(Recoveries)		86	$61,438.03
Net Loss for Current Collection Period			$228,177.34
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.8967%

Preceding and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Preceding Collection Period			0.3939%
Second Preceding Collection Period			0.6367%
Preceding Collection Period			0.4831%
Current Collection Period			0.9252%
Four Month Average (Current and Preceding Three Collection Periods)			0.6097%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		3,806	$7,833,354.71
(Cumulative Recoveries)			$1,292,551.96
Cumulative Net Loss for All Collection Periods			$6,540,802.75
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.4834%

Average Realized Loss for Receivables that have experienced a Realized Loss			$2,058.16
Average Net Loss for Receivables that have experienced a Realized Loss			$1,718.55

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	2.54%	461	$7,267,880.98
61-90 Days Delinquent	0.38%	57	$1,084,064.89
91-120 Days Delinquent	0.08%	14	$232,658.64
Over 120 Days Delinquent	0.31%	49	$885,355.09
Total Delinquent Receivables	3.31%	581	$9,469,959.60

Repossession Inventory:
Repossessed in the Current Collection Period		15	$317,921.01
Total Repossessed Inventory		25	$514,749.63

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.3824%
Preceding Collection Period			0.4810%
Current Collection Period			0.4889%
Three Month Average			0.4508%

Ford Credit Auto Owner Trust 2013-B
Monthly Investor Report

Collection Period	December 2015
Payment Date	1/15/2016
Transaction Month	32

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2015

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Erin Rohde
Assistant Treasurer